Private Placement Warrants (Details) - USD ($)			12 Months Ended
	Oct. 08, 2021	Oct. 08, 2021	Dec. 31, 2023
Private Placement Warrants (Details) [Line Items]
Generating gross proceeds (in Dollars)			$ 8,450,000
Private Placement [Member]
Private Placement Warrants (Details) [Line Items]
Shares issued, price per share (in Dollars per share)	$ 10	$ 10
Generating gross proceeds (in Dollars)		$ 8,850,000
Class A Common Stock [Member]
Private Placement Warrants (Details) [Line Items]
Common stock price per share (in Dollars per share)	$ 11.5
Cantor Fitzgerald and Co [Member] | Private Placement [Member]
Private Placement Warrants (Details) [Line Items]
Purchased shares		155,000
Cohen and Company Capital Markets [Member] | Private Placement [Member]
Private Placement Warrants (Details) [Line Items]
Purchased shares		30,004
Sponsor and Cohen and Company Capital Markets [Member] | Private Placement [Member]
Private Placement Warrants (Details) [Line Items]
Generating gross proceeds (in Dollars)			$ 400,000
Purchased shares		699,996